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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
                                               ---------------

Check here if Amendment [ ]; Amendment Number: ________
   This amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      Menno Insurance Service d/b/a MMA Capital Management
           ----------------------------------------------------
Address:   1110 North Main Street
           ----------------------------------------------------
           Goshen
           ----------------------------------------------------
           Indiana 46528
           ----------------------------------------------------

13F File Number: 28-6988
                 ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Randall M. Jacobs
           ----------------------------------------------------
Title:     Assistant Secretary
           ----------------------------------------------------
Phone:     219/533-9511
           ----------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Randall M. Jacobs          Goshen, IN           07/20/99
  ------------------------       --------------        -----------
        [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    13F File Number         Name

    28-___________          __________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-
                                           --------------
For 13F Information Table Entry Total:      $199,385,563
                                           --------------
Form 13F Information Table Value Total:     $200,342,610
                                           --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.             13F File Number             Name
    ____             28-____________             _______________________________

    [Repeat as necessary]
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                          Menno Insurance Service, Inc.
                              Second Quarter, 1999
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ISSUER                                       TITLE OF CLASS      CUSIP        FAIR MARKET VALUE    SHARES  INVESTMENT DISCRETION
AT & T Corp                                     Common           001957109     $  3,896,808        69,819        Sole
Air Products & Chemicals Inc                    Common           009158106        1,541,575        38,300        Sole
Albertson's Inc                                 Common           013104104        2,825,652        54,800        Sole
Allstate Corp                                   Common           020002101        3,924,725       109,400        Sole
Alza Corp                                       Common           022615108        5,084,956        99,950        Sole
American Nortel Communications                  Common           02864L104           10,230        16,500        Sole
Applied Materials                               Common           038222105        3,150,769        42,650        Sole
Atlantic Richfield                              Common           048825103        2,467,198        29,525        Sole
BP Amoco PLC                                    Common           055622104        1,967,865        18,137        Sole
Bank One Corp                                   Common           06423A103        3,757,234        63,080        Sole
Bank of America Corp                            Common           060505104        3,150,626        42,975        Sole
Bell Atlantic Corp                              Common           077853109        3,672,964        56,183        Sole
Biomet Inc                                      Common           090613100        1,908,000        48,000        Sole
Boston Scientific Corp                          Common           101137107        2,862,561        65,150        Sole
Bristol-Myers Squibb Co                         Common           110122108        3,361,090        47,717        Sole
Callaway Golf Company                           Common           131193104        1,791,197       122,475        Sole
Central Newspapers                              Common           154647101        4,361,250       116,300        Sole
Chubb Corp                                      Common           171232101        3,066,688        44,125        Sole
Cincinnati Bell Inc                             Common           171870108        1,995,040        80,000        Sole
Cisco Systems Inc                               Common           17275R102        4,405,350        68,300        Sole
Compaq Computer Corp                            Common           204493100        1,591,834        67,200        Sole
Dayton Hudson Co                                Common           239753106        3,167,125        48,725        Sole
Dionex Corp                                     Common           254546104        2,555,550        63,100        Sole
Dollar General                                  Common           256669102        1,985,572        68,468        Sole
Duke Realty Investments, Inc                    Common           264411505          494,130        21,900        Sole
El Paso Energy Corp Delaware                    Common           283905107        1,615,551        45,912        Sole
Eli Lilly & Co                                  Common           532457108        1,163,906        16,250        Sole
Emerson Electric Co                             Common           291011104        2,198,110        34,925        Sole
Ensco International                             Common           26874Q100          499,447        25,050        Sole
Fastenal Company                                Common           311900104        3,623,466        69,100        Sole


ISSUER                                        VOTING AUTHORITY
AT & T Corp                              Sole                69,819
Air Products & Chemicals Inc             Sole                38,300
Albertson's Inc                          Sole                54,800
Allstate Corp                            Sole               109,400
Alza Corp                                Sole                99,950
American Nortel Communications           Sole                16,500
Applied Materials                        Sole                42,650
Atlantic Richfield                       Sole                29,525
BP Amoco PLC                             Sole                18,137
Bank One Corp                            Sole                63,080
Bank of America Corp                     Sole                42,975
Bell Atlantic Corp                       Sole                56,183
Biomet Inc                               Sole                48,000
Boston Scientific Corp                   Sole                65,150
Bristol-Myers Squibb Co                  Sole                47,717
Callaway Golf Company                    Sole               122,475
Central Newspapers                       Sole               116,300
Chubb Corp                               Sole                44,125
Cincinnati Bell Inc                      Sole                80,000
Cisco Systems Inc                        Sole                68,300
Compaq Computer Corp                     Sole                67,200
Dayton Hudson Co                         Sole                48,725
Dionex Corp                              Sole                63,100
Dollar General                           Sole                68,468
Duke Realty Investments, Inc             Sole                21,900
El Paso Energy Corp Delaware             Sole                45,912
Eli Lilly & Co                           Sole                16,250
Emerson Electric Co                      Sole                34,925
Ensco International                      Sole                25,050
Fastenal Company                         Sole                69,100

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
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ISSUER                                      TITLE OF CLASS         CUSIP    FAIR MARKET VALUE      SHARES  INVESTMENT DISCRETION
Federal Home Loan Mortgage                      Common           313400301        4,645,800        80,100        Sole
Federal National Mortgage Assn                  Common           313586109        4,538,625        66,500        Sole
First Data Corp                                 Common           319963104     $  4,968,430       101,525        Sole
Gannett Co                                      Common           364730101        1,977,088        27,700        Sole
Gillette Company                                Common           375766102        2,552,250        62,250        Sole
Global Marine Inc                               Common           379352404        1,550,000       100,000        Sole
Hewlett Packard Co                              Common           428236103        2,969,775        29,550        Sole
Intel Corp                                      Common           458140100        3,793,125        63,750        Sole
Ionics Inc                                      Common           462218108        3,724,825       102,050        Sole
Johnson & Johnson                               Common           478160104        3,158,050        32,225        Sole
Kellogg Co                                      Common           487836108        1,703,856        51,632        Sole
Keycorp Inc                                     Common           493267108        1,707,444        53,150        Sole
Kimberly Clark Corp                             Common           494368103        3,132,150        54,950        Sole
Lowe's Companies                                Common           548661107        3,321,917        58,600        Sole
MCI Worldcom, Inc                               Common           55268B106        3,791,075        44,050        Sole
MCN Corp                                        Common           55267J100        1,921,969        92,625        Sole
Masco Corp                                      Common           574599106        2,782,106        96,350        Sole
Medtronic Inc                                   Common           585055106        4,248,081        54,550        Sole
Merck & Co Inc                                  Common           589331107        3,277,711        44,519        Sole
Pepsico Inc                                     Common           713448108        3,463,543        89,525        Sole
Petroleum Geo-Services                          Common           716597109        2,533,213       170,300        Sole
Pitney Bowes Inc                                Common           724479100        3,079,181        47,925        Sole
Proctor & Gamble Co                             Common           742718109        2,512,388        28,150        Sole
R & B Falcon Corp                               Common           74912E101          282,891        30,175        Sole
Rohm & Haas Co                                  Common           227481683          831,389        19,391        Sole
SBC Communications Inc                          Common           78387G103        4,923,098        84,881        Sole
Sara Lee Corp                                   Common           803111103        2,420,810       106,700        Sole
Schlumberger Ltd                                Common           806857108          683,054        10,725        Sole
Seagate Technology, Inc                         Common           811804103        1,230,000        48,000        Sole
Sigma Aldrich Corp                              Common           826552101        5,064,108       147,050        Sole
Sonoco Products                                 Common           835495102        1,955,580        65,321        Sole
St Jude Medical Inc                             Common           790849103        2,666,531        74,850        Sole
Sun Microsystems Inc                            Common           866810104          296,163         4,300        Sole
Sysco Corp                                      Common           871829107        2,104,798        70,600        Sole


ISSUER                                        VOTING AUTHORITY
Federal Home Loan Mortgage                 Sole                80,100
Federal National Mortgage Assn             Sole                66,500
First Data Corp                            Sole               101,525
Gannett Co                                 Sole                27,700
Gillette Company                           Sole                62,250
Global Marine Inc                          Sole               100,000
Hewlett Packard Co                         Sole                29,550
Intel Corp                                 Sole                63,750
Ionics Inc                                 Sole               102,050
Johnson & Johnson                          Sole                32,225
Kellogg Co                                 Sole                51,632
Keycorp Inc                                Sole                53,150
Kimberly Clark Corp                        Sole                54,950
Lowe's Companies                           Sole                58,600
MCI Worldcom, Inc                          Sole                44,050
MCN Corp                                   Sole                92,625
Masco Corp                                 Sole                96,350
Medtronic Inc                              Sole                54,550
Merck & Co Inc                             Sole                44,519
Pepsico Inc                                Sole                89,525
Petroleum Geo-Services                     Sole               170,300
Pitney Bowes Inc                           Sole                47,925
Proctor & Gamble Co                        Sole                28,150
R & B Falcon Corp                          Sole                30,175
Rohm & Haas Co                             Sole                19,391
SBC Communications Inc                     Sole                84,881
Sara Lee Corp                              Sole               106,700
Schlumberger Ltd                           Sole                10,725
Seagate Technology, Inc                    Sole                48,000
Sigma Aldrich Corp                         Sole               147,050
Sonoco Products                            Sole                65,321
St Jude Medical Inc                        Sole                74,850
Sun Microsystems Inc                       Sole                 4,300
Sysco Corp                                 Sole                70,600
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ISSUER                                      TITLE OF CLASS         CUSIP     FAIR MARKET VALUE    SHARES  INVESTMENT DISCRETION
Tellabs, Inc                                    Common           879664100        2,003,243        29,650        Sole
Texas Instruments Inc                           Common           882508104        2,062,800        14,325        Sole
Thomas & Betts Corp                             Common           884315102        4,538,363        96,050        Sole
Transocean Offshore                             Common           893817106        1,181,250        45,000        Sole
Wabash National Corp                            Common           929566107     $  4,369,063       225,500        Sole
Wells Fargo Company                             Common           949746101        3,847,500        90,000        Sole
Willamette Industries                           Common           969133107          209,587         4,550        Sole
Williams Companies Inc                          Common           969457100        4,393,566       103,225        Sole
Xerox Corp                                      Common           984121103        4,872,698        82,500        Sole

Total Aggregate Amount                                                         $200,342,610


ISSUER                                         VOTING AUTHORITY
Tellabs, Inc                                Sole                29,650
Texas Instruments Inc                       Sole                14,325
Thomas & Betts Corp                         Sole                96,050
Transocean Offshore                         Sole                45,000
Wabash National Corp                        Sole               225,500
Wells Fargo Company                         Sole                90,000
Willamette Industries                       Sole                 4,500
Williams Companies Inc                      Sole               103,225
Xerox Corp                                  Sole                82,500

Total Aggregate Amount

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